Hull Tactical US ETF

Schedule of Investments

August 31, 2020 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUND — 56.9%
SPDR S&P 500 ETF Trust‡	39,806	$13,904,634

Total Exchange-Traded Fund
(Cost $11,860,445)		13,904,634

Total Investments - 56.9%
(Cost $11,860,445)		$13,904,634

Percentages are based on Net Assets of $24,443,165.

ETF – Exchange-Traded Fund

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipts

‡	The Fund’s investment in the SPDR S&P 500 ETF Trust represents greater than 25% of the Fund’s total investments. The SPDR S&P 500 ETF Trust seeks to track as closely as possible, before fees and expenses, the total return of the S&P 500® Index. For further financial information, available upon request at no charge, on the SPDR S&P 500 ETF Trust, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of August 31, 2020, all of the Fund's investments were considered level 1, in accordance with the authoritative guidance under U.S. generally accepted accounting principles.

For the period ended August 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual and semi-annual financial statements.

HTU-QH-001-1100